DECEMBER 31, 1996                                               [MACKENZIE LOGO]


MACKENZIE LIMITED TERM MUNICIPAL FUND


MARKET COMMENTARY:

        Overall, fixed income markets in 1996 were marked by unfulfilled expectations and interest rate volatility. Following a quarter point decrease in the discount rate in January 1996, there were several indicators pointing to increased economic growth--increased wage pressure, higher petroleum and grain prices, a strong dollar and full employment--and bond markets responded by pushing interest rates higher.
        Later in the year, market participants watched guardedly for inflation to rear its head. However, US Gross Domestic Product (GDP) and the Consumer Price Index (CPI) continued to reflect moderate growth which resulted in interest rates coming down, only to rise again by year end.
        The municipal bond market also had to contend with interest rate volatility and inflationary pressures caused by increased economic growth, as well as first quarter concerns about proposed tax reform. We believe continued evidence of a moderating economy should, however, keep interest rates in a trading range and inflation should remain low. But the threat of tax reform still looms. A Republican-controlled Congress could bring tax reform and related issues to the forefront once again. The demand for municipal bonds has, however, remained strong as supply continued to decrease from its high in 1993.
        Municipal credit rating agencies have come under fire for not detecting fiscal problems early enough to warn investors. We believe it will be important, therefore, to focus on higher credit quality and strong underlying fundamentals in the coming year.
        The Mackenzie Limited Term Municipal Fund maintains its disciplined investment approach and focus on shorter term, investment grade bonds. With an average maturity of just more than five years and 84% of the Fund rated A or better, we believe this Fund should provide conservative tax-free investors with a good balance of yield and return.

MACKENZIE INVESTMENT MANAGEMENT, INC.

    BOARD OF TRUSTEES                        OFFICERS                          TRANSFER AGENT                       MANAGER
  John S. Anderegg, Jr.            Michael G. Landry, Chairman                 Ivy Mackenzie                  Mackenzie Investment
     Paul H. Broyhill              Keith J. Carlson, President                 Services Corp.                    Management Inc.
     Keith J. Carlson                  C. William Ferris,                       P.O. Box 3022                    Boca Raton, FL
     Stanley Channick                  Secretary/Treasurer                Boca Raton, FL 33431-0922
  Frank W. DeFriece, Jr.                                                      1-800-777-6472                     DISTRIBUTOR
      Roy J. Glauber                        CUSTODIAN                                                           Ivy Mackenzie
    Michael G. Landry             Brown Brothers Harriman & Co.                   AUDITORS                    Distributors, Inc.
   Joseph G. Rosenthal                      Boston, MA                   Coopers & Lybrand L.L.P.        Via Mizner Financial Plaza
     J. Brendan Swan                                                       Fort Lauderdale, FL            700 South Federal Highway
                                                                                                             Boca Raton, FL 33432
      LEGAL COUNSEL
  Dechert Price & Rhoads
        Boston, MA


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED)

(UNAUDITED)
RATINGS
----------------
MOODY'S/S&P                    MUNICIPAL BONDS AND NOTES -- 96.7%               PRINCIPAL       VALUE
--------------------------------------------------------------------------------------------------------
                  ALABAMA -- 1.6%
A2       NR       Huntsville Alabama Ind. Rev. (TRW Inc. Project), 12.75%,
                    08/01/02..................................................  $1,000,000   $ 1,040,689
                                                                                             -----------
                  ALASKA -- 5.2%
Aaa      AAA      North Slope Boro Alaska (GO)(NC)(MBIA Insured), 0.00%,
                    01/01/01..................................................   4,000,000     3,305,000
                                                                                             -----------
                  ARIZONA -- 4.3%
Baa1     A        Maricopa County Arizona School District (GO)(NC), 0.00%,
                    07/01/00..................................................     500,000       425,625
Baa1     A        Maricopa County Arizona School District (GO)(NC), 0.00%,
                    01/01/01..................................................     750,000       621,562
Baa1     A        Maricopa County Arizona School District (GO)(NC), 5.60%,
                    07/01/03..................................................     500,000       513,125
Aa       AA-      Maricopa County Arizona Unified School District (GO)(NC),
                    7.75%, 07/01/03...........................................   1,000,000     1,165,000
                                                                                             -----------
                                                                                               2,725,312
                                                                                             -----------
                  CALIFORNIA -- 15.1%
A1       A        California State (GO)(NC), 9.25%, 03/01/05..................     350,000       450,187
A1       AA-      Clovis Unified School Series B (GO)(NC), 0.00%, 08/01/02....   1,000,000       763,750
A        A        Los Angeles County California Certificate of Participation,
                    Correctional Facility Improvements, 6.90%, 03/01/01.......     500,000       528,125
A        A        Los Angeles County California Certificate of Participation,
                    Disney Parking Project (NC), 0.00%, 09/01/03..............     250,000       171,250
Aa       AA       Los Angeles Dept. of Water & Power (NC), 9.00%, 09/01/04....     500,000       627,500
Aa       AA-      Los Angeles Dept. of Water & Power (NC), 9.00%, 02/01/02....     500,000       597,500
Aaa      AAA      Palomar Pomerado Health System (NC)(MBIA Insured), 0.00%,
                    11/01/03..................................................     500,000       360,000
NR       A-       Pomona California Public Financing Authority (NC), 5.625%,
                    10/01/03..................................................     500,000       507,500
NR       A-       Redwood City California Public Financing Authority, 7.10%.
                    07/15/01..................................................     750,000       818,438
A        BBB+     San Francisco California Port Revenue (NC), 9.00%,
                    07/01/03..................................................   1,000,000     1,213,750
Aaa      AAA      Santa Clara Certificate of Participation (NC)(MBIA Insured),
                    7.75%. 02/01/02...........................................     500,000       571,875
A        A        Southern California Public Power Authority, 6.75%,
                    07/01/01..................................................   1,000,000     1,078,750
Aa       NR       University of California Certificate of Participation (NC),
                    10.00%, 11/01/03..........................................   1,500,000     1,942,500
                                                                                             -----------
                                                                                               9,631,125
                                                                                             -----------
                  COLORADO -- 1.0%
Baa1     NR       El Paso County Colorado School District (GO)(NC), 8.25%,
                    12/15/04..................................................     500,000       608,750
                                                                                             -----------
                  CONNECTICUT -- 1.0%
Baa      BBB      New Haven Connecticut (GO)(NC), 9.50%, 11/15/03.............     500,000       611,875
                                                                                             -----------
                  FLORIDA -- 8.1%
NR       AA       East Lee County Florida Water Control District (NC) (Asset
                    Guaranty Insured), 5.50%, 11/01/03........................     200,000       206,750
Aaa      AAA      Hillsborough County Florida Utility (MBIA Insured), 9.75%.
                    12/01/03..................................................     150,000       181,687
Aaa      AAA      Jacksonville Port Authority Rev. (MBIA Insured)(NC), 7.625%,
                    11/01/02..................................................     550,000       634,563
Aaa      AAA      Jacksonville Port Authority Rev. (MBIA Insured)(NC), 7.625%,
                    11/01/03..................................................   1,000,000     1,171,250
Aaa      AAA      Pasco County Florida School Board Certificate of
                    Participation (FSA Insured)(NC),
                    6.10%, 08/01/01...........................................     250,000       266,875
Aaa      AAA      Volusia County School Board (NC)(FSA Insured), 10.00%,
                    08/01/00..................................................   2,300,000     2,702,500
                                                                                             -----------
                                                                                               5,163,625
                                                                                             -----------
                  GEORGIA -- 0.8%
A1       A+       Savannah Georgia Resource Recovery Authority, 5.95%,
                    12/01/02..................................................     500,000       526,250
                                                                                             -----------
                  GUAM -- 1.6%
NR       BBB      Guam Government (GO), 5.90%, 09/01/05.......................   1,000,000     1,006,250
                                                                                             -----------
                  HAWAII -- 0.9%
Aa       AA       Honolulu City & County (GO)(NC), 7.25%, 07/01/00............     500,000       545,000
                                                                                             -----------
                  IDAHO -- 1.1%
NR       BBB+     Boise Idaho Urban Renewal Agency Parking Revenue, 6.00%,
                    09/01/02..................................................     700,000       725,375
                                                                                             -----------
                  ILLINOIS -- 3.1%
A        A-       Illinois Health Facilities Authority -- Ill Masonic Medical
                    Center, 5.20%, 10/01/03...................................     500,000       494,375
A        A-       Illinois Health, 7.00%, 01/01/04............................     300,000       306,000
Aaa      AAA      Metropolitan Pier & Exposition Authority Illinois (NC) (MBIA
                    Insured), 0.00%, 12/15/01.................................     500,000       395,625
Aaa      AAA      Will & Kendall Counties Illinois School District (GO)(AMBAC
                    Insured), 5.45%, 01/01/05.................................     750,000       767,813
                                                                                             -----------
                                                                                               1,963,813
                                                                                             -----------

                      (See Notes to Financial Statements)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED) (CONTINUED)

(UNAUDITED)
RATINGS
----------------
MOODY'S/S&P                        MUNICIPAL BONDS AND NOTES                    PRINCIPAL       VALUE
--------------------------------------------------------------------------------------------------------
                  IOWA -- 0.9%
Aaa         AAA   Muscatine Iowa Electric, 9.50%, 01/01/04 (Escrowed to
                    Maturity).................................................  $  500,000   $   596,875
                                                                                             -----------
                  LOUISIANA -- 3.4%
A3         A      Louisiana State Offshore Terminal Authority (NC), 6.25%,
                    09/01/04..................................................   2,000,000     2,140,000
                                                                                             -----------
                  MASSACHUSETTS -- 2.5%
A        A+       Massachusetts (GO), 6.50%, 07/01/02.........................     500,000       545,625
Baa1     NR       Massachusetts State Health & Educational Facilities
                  Authority Revenue (Holyoke Hospital), 6.25%, 07/01/04.......   1,000,000     1,051,250
                                                                                             -----------
                                                                                               1,596,875
                                                                                             -----------
                  MINNESOTA -- 1.6%
Baa3     NR       International Falls Minnesota
                  Pollution Control Revenue, 7.15%, 5/15/98...................     500,000       516,875
         BBB+     Minneapolis Minnesota Community Development, 7.00%,
NR                  12/01/03..................................................     500,000       528,750
                                                                                             -----------
                                                                                               1,045,625
                                                                                             -----------
                  MISSISSIPPI -- 2.6%
Aaa      AAA      Columbus Mississippi (MBIA Insured)(NC), 8.80%, 05/01/02....     500,000       593,750
         A-       Mississippi Medical Center Educational Building Corporation,
                    University of Mississippi
NR                  Medical Center Project (NC), 7.00%, 12/01/00..............   1,000,000     1,066,250
                                                                                             -----------
                                                                                               1,660,000
                                                                                             -----------
                  NEVADA -- 0.9%
Aaa      AAA      Reno Nevada (GO)(NC)(MBIA Insured), 8.70%, 05/01/99.........     545,000       598,138
                                                                                             -----------
                  NEW HAMPSHIRE -- 0.6%
Aa       AA       New Hampshire State (GO)(NC), 0.00%, 07/01/04...............     500,000       351,250
                                                                                             -----------
                  NEW YORK -- 4.5%
Baa1     A-       New York City (GO)(NC), Series A., 7.00%, 08/01/03..........     500,000       548,125
Baa1     A-       New York City (GO)(NC), Series D, 5.70%, 08/01/02...........     750,000       773,437
Baa      BBB-     New York City Health & Hospital Corporation Revenue, 6.00%,
                    02/15/05..................................................     750,000       760,313
Aa       NR       New York State Medical Care Facilities Financing Agency
                    (SONYMA Insured), 6.00%, 11/15/02.........................     750,000       798,750
                                                                                             -----------
                                                                                               2,880,625
                                                                                             -----------
                  NORTH CAROLINA -- 1.5%
NR       A-       Gastonia North Carolina Housing Corporation, 5.75%,
                    07/01/04..................................................     915,000       958,463
                                                                                             -----------
                  OKLAHOMA -- 0.8%
A        A        Southern Oklahoma Memorial Hospital (NC), 5.60%, 02/01/00...     500,000       511,250
                                                                                             -----------
                  OREGON -- 0.4%.
Aa       AA-      Oregon State (GO)(NC), 9.00%, 10/01/00......................     300,000       348,375
                                                                                             -----------
                  PENNSYLVANIA -- 4.9%
A        NR       New Castle PA Area Hospital Authority, 6.20, 11/15/02.......     450,000       473,625
Aaa      AAA      Pennsylvania Higher Ed. Series A (FGIC Insured)(NC), 6.80%,
                    12/01/00..................................................   1,000,000     1,068,750
Ba       BBB+     Philadelphia PA Hospitals & Highered Facilities Authority,
                    6.20%, 07/01/00...........................................   1,000,000     1,032,500
Aa3      AA-      Southeastern Pennsylvania Transportation Authority (NC),
                    6.00%, 06/01/01...........................................     500,000       527,500
                                                                                             -----------
                                                                                               3,102,375
                                                                                             -----------
                  PUERTO RICO -- 3.7%
Baa1     A-       Puerto Rico Commonwealth (NC), 6.60%, 07/01/04..............     300,000       327,375
Baa1     A-       Puerto Rico Electric Power Authority Power Revenue, 6.80%,
                    07/01/00..................................................     900,000       959,625
Baa1     A-       Puerto Rico Municipal Finance Agency (GO), 5.70%,
                    07/01/03..................................................   1,000,000     1,038,750
                                                                                             -----------
                                                                                               2,325,750
                                                                                             -----------
                  RHODE ISLAND -- 7.7%
Aaa      AAA      Rhode Island Clean Water (NC)(MBIA Insured), 9.20%,
                    10/01/02..................................................   1,400,000     1,702,750
Aaa      AAA      Rhode Island Clean Water (NC)(MBIA Insured), 9.20%,
                    10/01/01..................................................   1,385,000     1,642,956
A        NR       Rhode Island State Student Loan Authority, 6.55%,
                    12/01/00..................................................   1,500,000     1,580,625
                                                                                             -----------
                                                                                               4,926,331
                                                                                             -----------
                  SOUTH CAROLINA -- 0.6%
Aaa      AAA      Edgefield County Central School District (FSA
                    Insured)(GO)(NC),
                  8.50%, 02/01/02.............................................     300,000       353,625
                                                                                             -----------

                      (See Notes to Financial Statements)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED) (CONTINUED)

(UNAUDITED)
RATINGS
----------------
MOODY'S/S&P                        MUNICIPAL BONDS AND NOTES                    PRINCIPAL       VALUE
                  TEXAS -- 11.2%
A        A-       Austin Texas Water Sewer & Electric (NC),
                  14.00%, 11/15/01 (Escrowed to Maturity).....................  $   15,000   $    18,094
A        A-       Austin Texas Water Sewer & Electric, 14.00%, 11/15/01
                    (Pre-refunded)............................................     985,000     1,245,900
Aaa      AAA      Denton County Texas (GO)(MBIA Insured), 7.75%, 07/15/02.....   1,000,000     1,153,750
A        A-       Harris County Texas Health Facs. Dev. (NC), 6.90%,
                    06/01/02..................................................   1,000,000     1,077,500
A        A-       Harris County Texas Health Facs. Dev. (NC), 6.80%,
                    07/01/04..................................................     500,000       546,250
Aaa      AAA      Houston Texas Water Conveyance Cert. Series F
                  (NC)(AMBAC Insured), 7.20%, 12/15/02........................   1,000,000     1,132,500
Aaa      AAA      Irving Texas Independent School District (GO)(NC)(PSFG
                    Insured), 0.00%, 02/15/02.................................   2,000,000     1,575,000
Aaa      AAA      Irving Texas Independent School District (GO)(NC)(PSFG
                    Insured), 0.00%, 02/15/04.................................     500,000       353,750
                                                                                             -----------
                                                                                               7,102,744
                                                                                             -----------
                  UTAH -- 1.6%
Baa      BBB+     Davis County Utah Solid Waste Management and Recovery
                    Revenue, 5.90%, 06/15/03..................................   1,000,000     1,003,750
                                                                                             -----------
                  WASHINGTON -- 3.5%
Aaa      AAA      Jefferson County Washington Public Hospital (GO)(NC)(FGIC
                    Insured), 7.50%, 12/01/02.................................     500,000       576,875
Aaa      AAA      Jefferson County Washington Public Hospital (GO)(NC)(FGIC
                    Insured), 7.50%, 12/01/03.................................     500,000       585,000
NR       AA-      Washington State Health Care Facilties Authority (NC),
                    6.20%, 02/15/01...........................................     500,000       526,875
Aaa      AAA      Washington State Public Power Supply, 7.50%, 07/01/15
                    (Pre-refunded)............................................     485,000       531,075
                                                                                             -----------
                                                                                               2,219,825
                                                                                             -----------
                  TOTAL INVESTMENTS -- 96.7% (Cost -- $61,053,746)(a).........                61,574,940
                  OTHER ASSETS, LESS LIABILITIES -- 3.3%......................                 2,117,916
                                                                                             -----------
                  NET ASSETS -- 100%..........................................               $63,692,856
                                                                                             ===========
                  (a) Cost is approximately the same for Federal income tax
                    purposes.

                  OTHER INFORMATION:
                  At December 31, 1996, net unrealized appreciation based on cost for Federal income tax purposes is as follows:
                  Gross unrealized appreciation...............................               $ 1,983,247
                  Gross unrealized depreciation...............................                (1,462,053)
                                                                                             -----------
                  Net unrealized appreciation.................................               $   521,194
                                                                                             ===========
                  Purchases and sales of municipal securities aggregated $5,312,856 and $13,787,842, respectively, for the period ended December 31, 1996.
                  AMBAC   --   AMBAC Indemnity Corporation
                  FGIC    --   Financial Guaranty Insurance Company
                  FSA     --   Financial Security Association
                  GO      --   General Obligation
                  MBIA    --   Municipal Bond Insurance Association
                  NC      --   Non Callable
                  PSFG    --   Permanent School Fund Guaranty
                  SONYMA  --   State of New York Mortgage Agency

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $61,053,746)......  $61,574,940
Cash........................................................    1,140,186
Receivables
  Interest..................................................    1,093,156
  Manager for expense reimbursement.........................       17,303
Other assets................................................       21,717
                                                              -----------
  Total assets..............................................   63,847,302
                                                              -----------
LIABILITIES
Payables
  Distributions to shareholders.............................          213
  Fund shares repurchased...................................       87,227
  Management fee............................................       30,089
  12b-1 service and distribution fees.......................       14,904
  Other payables to related parties.........................       17,052
Accrued expenses............................................        4,961
                                                              -----------
  Total liabilities.........................................      154,446
                                                              -----------
NET ASSETS..................................................  $63,692,856
                                                              ===========
CLASS A
Net asset value and redemption price per share ($61,944,558
  / 6,077,355 shares outstanding)...........................  $     10.19
                                                              ===========
Maximum offering price per share ($10.19 x 100 /97.00)*.....  $     10.51
                                                              ===========
CLASS B
Net asset value and offering price per share ($1,748,298 /
  171,514 shares outstanding)**.............................  $     10.19
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $64,862,706
  Accumulated net realized loss on investments..............   (1,549,282)
  Accumulated net investment loss...........................     (141,762)
  Net unrealized appreciation on investments................      521,194
                                                              -----------
NET ASSETS..................................................  $63,692,856
                                                              ===========

 * On sales of more than $25,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME
  Interest..................................................             $1,822,638
                                                                         ----------
EXPENSES
  Management fee............................................  $190,267
  Transfer agent............................................    51,041
  Administrative services fee...............................    34,594
  Custodian fees............................................     2,949
  Blue Sky fees.............................................     7,592
  Auditing and accounting fees..............................    15,963
  Shareholder reports.......................................     2,305
  Fund accounting...........................................    23,675
  Trustees' fees............................................     2,496
  12b-1 service and distribution fees.......................    91,399
  Legal.....................................................    13,872
  Other.....................................................     8,229
                                                                         ----------
                                                                            444,382
  Expenses reimbursed by manager............................               (131,465)
                                                                         ----------
    Net expenses............................................                312,917
                                                                         ----------
NET INVESTMENT INCOME.......................................              1,509,721
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments..........................                120,427
  Net unrealized appreciation during the period on
    investments.............................................                562,961
                                                                         ----------
    Net gain on investments.................................                683,388
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $2,193,109
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE
                                                               SIX MONTHS      FOR THE
                                                                 ENDED        YEAR ENDED
                                                              DECEMBER 31,     JUNE 30,
                                                              ------------   ------------
                                                                 1996*           1996
                                                              ------------   ------------
DECREASE IN NET ASSETS
Operations
  Net investment income.....................................  $ 1,509,721    $  4,110,801
  Net realized gain on investments..........................      120,427         535,769
  Net unrealized appreciation (depreciation) during the
    period on investments...................................      562,961        (112,650)
                                                              ------------   ------------
    Net increase resulting from operations..................    2,193,109       4,533,920
                                                              ------------   ------------
Class A distributions
  From net investment income................................   (1,472,151)     (3,954,375)
  In excess of net investment income........................     (184,321)             --
                                                              ------------   ------------
    Total distributions to Class A shareholders.............   (1,656,472)     (3,954,375)
                                                              ------------   ------------
Class B distributions
  From net investment income................................      (37,570)        (83,982)
  In excess of net investment income........................       (4,616)             --
                                                              ------------   ------------
    Total distributions to Class B shareholders.............      (42,186)        (83,982)
                                                              ------------   ------------
Fund share transactions (Note 4)
  Class A...................................................  (10,662,698)    (36,365,347)
  Class B...................................................     (343,676)       (283,443)
                                                              ------------   ------------
    Net decrease resulting from Fund share transactions.....  (11,006,374)    (36,648,790)
                                                              ------------   ------------
TOTAL DECREASE IN NET ASSETS................................  (10,511,923)    (36,153,227)
NET ASSETS
  Beginning of period.......................................   74,204,779     110,358,006
                                                              ------------   ------------
  END OF PERIOD.............................................  $63,692,856    $ 74,204,779
                                                              ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)....................  $  (141,762)   $     47,175
                                                              ============   ============

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                  FOR THE SIX
CLASS A                                          MONTHS ENDED
                                                 DECEMBER 31,                        FOR THE YEAR ENDED JUNE 30,
                                                 -------------      -------------------------------------------------------------
                                                     1996*           1996          1995          1994         1993         1992
SELECTED PER SHARE DATA                          -------------      -------      --------      --------      -------      -------
Net asset value, beginning of period...........     $ 10.12         $ 10.11      $  10.02      $  10.47      $ 10.41      $ 10.36
                                                    -------         -------      --------      --------      -------      -------
  Income from investment operations
  Net investment income (a)....................         .22             .44           .43           .62          .63          .63
  Net realized and unrealized gain (loss)
    on investments.............................         .10             .01           .16          (.45)         .07          .05
                                                    -------         -------      --------      --------      -------      -------
    Total from investment operations...........         .32             .45           .59           .17          .70          .68
                                                    -------         -------      --------      --------      -------      -------
  Less distributions
  From net investment income...................         .22             .44           .43           .62          .63          .62
  In excess of net investment income...........         .03              --           .07            --          .01           --
  From net realized gain.......................          --              --            --            --           --          .01
                                                    -------         -------      --------      --------      -------      -------
    Total distributions........................         .25             .44           .50           .62          .64          .63
                                                    -------         -------      --------      --------      -------      -------
Net asset value, end of period.................     $ 10.19         $ 10.12      $  10.11      $  10.02      $ 10.47      $ 10.41
                                                    =======         =======      ========      ========      =======      =======
Total return(%)(b).............................        3.22(d)         4.46(b)       6.07(b)       1.56(b)      6.97(b)      6.56(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).......     $61,945         $72,126      $108,000      $155,187      $94,460      $30,005
Ratio of expenses to average net assets
  With expense reimbursement(%)(c).............         .89(e)          .92           .89           .88          .85          .97
  Without expense reimbursement(%)(c)..........        1.27(e)         1.32          1.18          1.11         1.20         1.25
Ratio of net investment income to average net
  assets(%)(a).................................        4.38(e)         4.41          4.38          6.06         6.13         6.24
Portfolio turnover rate(%).....................           8              34            53            36           32           62

                                                                                                          FOR THE PERIOD
                                                               FOR THE SIX                                 APRIL 1, 1994
CLASS B                                                       MONTHS ENDED          FOR THE YEAR         (COMMENCEMENT) TO
                                                              DECEMBER 31,         ENDED JUNE 30,            JUNE 30,
                                                              -------------      ------------------      -----------------
                                                                  1996*           1996        1995             1994
SELECTED PER SHARE DATA                                       -------------      ------      ------      -----------------
Net asset value, beginning of period........................     $10.12          $10.11      $10.02           $10.11
                                                                 ------          ------      ------           ------
  Income from investment operations
  Net investment income(a)..................................        .20             .40         .38              .12
  Net realized and unrealized gain (loss)
    (both realized and unrealized)..........................        .09             .01         .16             (.06)
                                                                 ------          ------      ------           ------
    Total from investment operations........................        .29             .41         .54              .06
                                                                 ------          ------      ------           ------
  Less distributions
  From net investment income................................        .20             .40         .38              .12
  In excess of net investment income........................        .02              --         .07              .03
                                                                 ------          ------      ------           ------
    Total distributions.....................................        .22             .40         .45              .15
                                                                 ------          ------      ------           ------
Net asset value, end of period..............................     $10.19          $10.12      $10.11           $10.02
                                                                 ======          ======      ======           ======
Total return(%).............................................       2.92(d)         3.98(b)     5.54(b)           .63(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $1,748          $2,079      $2,358           $1,030
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................       1.41(e)         1.42        1.39             1.38(e)
  Without expense reimbursement(%)(c).......................       1.79(e)         1.82        1.68             1.61(e)
Ratio of net investment income to average net
  assets(%)(a)..............................................       3.86(e)         3.91        3.88             5.56(e)
Portfolio turnover rate(%)..................................          8              34          53               36
(a)    Net investment income is net of expenses reimbursed by
       manager.
(b)    Total return does not reflect a sales charge.
(c)    Beginning in July 1995, total expenses include any fees paid indirectly. The ratio of expenses to average net assets with expense reimbursement has been restated for the year ended
       June 30, 1996.
(d)    Total return represents aggregate total return and does not reflect a sales charge.
(e)    Annualized.
 *     Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

    Mackenzie Limited Term Municipal Fund (the Fund) is a diversified series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

    SECURITY VALUATION -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of valuation based upon a matrix system (which considers factors such as security prices, yields, maturities and ratings), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from securities transactions are calculated on an identified cost basis.

    FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

    The Fund has a net tax-basis capital loss carryforward of approximately $1,936,000 as of June 30, 1996 which may be applied against any realized net taxable gains of each succeeding fiscal year until fully realized or until the expiration date, whichever occurs first. The carryforward expires $606,000 in 1997, $11,000 in 2001, $21,000 in 2002, $560,000 in 2003 and $738,000 in 2004.

    DISTRIBUTIONS TO SHAREHOLDERS -- Normally, distributions from net investment income are declared monthly and net realized capital gains, if any, are declared semi-annually. An additional distribution may be declared if necessary to avoid the payment of a four percent Federal excise tax.

    RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

    FEES PAID INDIRECTLY -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the six months ended December 31, 1996, custody fees were not reduced under this arrangement.
2 RELATED PARTIES

    Mackenzie Investment Management Inc. (MIMI) is the Manager and Investment Adviser of the Fund. For its services, MIMI receives a fee monthly at the annual rate of .55% on the Fund's average net assets.

    Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
 .64% of its average net assets. The voluntary expense limitation may be terminated or revised at any time on 30 days notice to shareholders.

    MIMI also provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

    Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended December 31, 1996, the net amount of underwriting discount retained by IMDI was $2,655.

    Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B shares are also subject to an ongoing distribution fee at an annual rate of .50% of the average net asset value attributable to Class B shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $84,095 and $7,304 for Class A and Class B, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

    Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays IMSC a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $49,430 and $1,611 for Class A and Class B, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

    Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

    Fund share transactions for both Class A and Class B were as follows:

                               SIX MONTHS ENDED               YEAR ENDED
                               DECEMBER 31, 1996             JUNE 30, 1996
                           -------------------------   -------------------------
CLASS A                      SHARES        AMOUNT        SHARES        AMOUNT
-------                    ----------   ------------   ----------   ------------
Sold.....................     241,197   $  2,425,820      670,451   $  6,832,013
Issued on reinvestment of
 distributions...........     101,836      1,031,714      241,989      2,465,947
Repurchased..............  (1,390,353)   (14,120,232)  (4,468,714)   (45,663,307)
                           ----------   ------------   ----------   ------------
Net decrease.............  (1,047,320)  $(10,662,698)  (3,556,274)  $(36,365,347)
                           ==========   ============   ==========   ============

                               SIX MONTHS ENDED               YEAR ENDED
                               DECEMBER 31, 1996             JUNE 30, 1996
                           -------------------------   -------------------------
CLASS B                      SHARES        AMOUNT        SHARES        AMOUNT
-------                    ----------   ------------   ----------   ------------
Sold.....................       2,880   $     29,139       60,104   $    617,543
Issued on reinvestment of
 distributions...........       2,232         22,613        4,981         50,750
Repurchased..............     (38,988)      (395,428)     (92,882)      (951,736)
                           ----------   ------------   ----------   ------------
Net decrease.............     (33,876)  $   (343,676)     (27,797)  $   (283,443)
                           ==========   ============   ==========   ============

03MCTMX123196

DECEMBER 31, 1996                                               [MACKENZIE LOGO]


MACKENZIE CALIFORNIA MUNICIPAL FUND

MARKET COMMENTARY:

        Overall, fixed income markets in 1996 were marked by unfulfilled expectations and interest rate volatility. Following a quarter point decrease in the discount rate in January 1996, there were several indicators pointing to increased economic growth--increase wage pressure, higher petroleum and grain prices, a strong dollar and full employment--and bond markets responded by pushing interest rates higher.
        Later in the year, market participants watched guardedly for inflation to rear its head. However, US Gross Domestic Product (GDP) and the Consumer Price Index (CPI) continued to reflect moderate growth which resulted in interest rates coming down, only to rise again by the year end.
        The municipal bond market also had to contend with interest rate volatility and inflationary pressures caused by increased economic growth, as well as first quarter concerns about proposed tax reform. We believe continued evidence of a moderating economy should, however, keep interest rates in a trading range and inflation should remain low. But the threat of tax reform still looms. A Republican-controlled Congress could bring tax reform and related issues to the forefront once again. The demand for municipal bonds has, however, remained strong as supply continued to decrease from its high in 1993.
        Municipal credit rating agencies have come under fire for not detecting fiscal problems early enough to warn investors. We believe it will be important, therefore, to focus on higher credit quality and strong underlying fundamentals in the coming year.
        The Mackenzie California Municipal Fund maintains its disciplined investment approach and focus on investment grade bonds. With an average maturity of just more than 16 years and broad diversification across many issuers, we believe this Fund should provide conservative tax-free investors with a good balance of yield and return.


MACKENZIE INVESTMENT MANAGEMENT, INC.

    BOARD OF TRUSTEES                        OFFICERS                          TRANSFER AGENT                       MANAGER
  John S. Anderegg, Jr.            Michael G. Landry, Chairman                 Ivy Mackenzie                  Mackenzie Investment
     Paul H. Broyhill              Keith J. Carlson, President                 Services Corp.                    Management Inc.
     Keith J. Carlson                  C. William Ferris,                       P.O. Box 3022                    Boca Raton, FL
     Stanley Channick                  Secretary/Treasurer                Boca Raton, FL 33431-0922
  Frank W. DeFriece, Jr.                                                      1-800-777-6472                     DISTRIBUTOR
      Roy J. Glauber                        CUSTODIAN                                                           Ivy Mackenzie
    Michael G. Landry             Brown Brothers Harriman & Co.                   AUDITORS                    Distributors, Inc.
   Joseph G. Rosenthal                      Boston, MA                   Coopers & Lybrand L.L.P.        Via Mizner Financial Plaza
     J. Brendan Swan                                                       Fort Lauderdale, FL            700 South Federal Highway
                                                                                                             Boca Raton, FL 33432
      LEGAL COUNSEL
  Dechert Price & Rhoads
        Boston, MA


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED)

(UNAUDITED)
RATINGS
----------------
MOODY'S/S&P                    MUNICIPAL BONDS AND NOTES -- 97.7%               PRINCIPAL       VALUE
--------------------------------------------------------------------------------------------------------
NR       BBB-     Adelanto California Public Financing Authority, 6.30%,
                    09/01/28..................................................  $1,000,000   $   975,000
A3       A-       Bakersfield California Hospital Revenue, 6.50%, 01/01/22....   2,000,000     2,042,500
Baa      BBB+     Berkeley California Health Facilities Revenue, 6.55%,
                    12/01/22..................................................   1,000,000     1,013,750
NR       A+       California Health Facilities Authority (Pacific Presbyterian
                    Medical Center), 7.00%, 06/01/08
                    (Pre-refunded)............................................     250,000       270,937
NR       A-       California Health Facilities Authority (Pomona), 7.00%,
                    01/01/17 (Pre-refunded)...................................     650,000       660,803
NR       A-       California Health Facilities Authority (Downey Community),
                    5.30%, 05/15/04 (Pre-refunded)............................     500,000       501,250
Aa       AA-      California Housing Finance Authority, 6.90%, 08/01/16.......     100,000       100,964
A2       A+       California Pollution Control Financing Authority, 6.85%,
                    12/01/08..................................................     500,000       536,875
A2       A+       California Pollution Control Financing Authority, 7.20%,
                    09/01/15..................................................       5,000         5,120
A1       A        California State (GO)(NC), 6.75%, 05/01/02..................     500,000       551,250
A1       A        California State (GO)(NC), 9.50%, 05/01/03..................     500,000       628,750
A1       A+       California State (GO)(NC), 9.50%, 02/01/10..................   1,000,000     1,396,250
A1       A-       California State Public Works Revenue, 7.375%, 04/01/06.....       5,000         5,512
A        A-       California State Public Works Revenue (NC), 8.35%,
                    12/01/99..................................................     500,000       549,375
NR       NR       Costa Mesa City Hall, 7.50%, 10/01/97 (Pre-refunded)........      50,000        51,455
Baa      BBB      Duarte California City of Hope National Medical Center
                    Certificate of Participation,
                    6.25%, 04/01/23...........................................   1,000,000     1,006,250
Aaa      NR       Fontana Redevelopment Agency, 8.00%, 09/01/98
                    (Pre-refunded)............................................      20,000        21,700
Baa      BBB-     Foothill/Eastern Transportation Corridor Agency, California
                    Toll Road Revenue (NC), 0.00%, 01/01/18...................     750,000       203,438
Baa      BBB-     Foothill/Eastern Transportation Corridor Agency, California
                    Toll Road Revenue (NC), 0.00%, 01/01/24...................   1,000,000       183,750
Baa      BBB-     Foothill/Eastern Transportation Corridor Agency, California
                    Toll Road Revenue (NC), 6.00%, 01/01/34...................     500,000       496,250
NR       BBB      Guam Government (GO), 5.375%, 11/15/13......................     500,000       465,000
NR       BBB      Guam Power Authority Revenue, 6.625%, 10/01/14..............     450,000       471,375
NR       BBB      Hawaiian Gardens California Redevelopment Agency, 0.00%,
                    12/01/16..................................................   1,000,000       261,250
NR       BBB      Inglewood California Redevelopment Agency, 6.125%,
                    7/01/23...................................................     500,000       500,000
NR       A+       Irvine Ranch Water District Power Agency, 7.80%, 02/15/08...      25,000        25,906
Baa      NR       Irwindale California Community Redevelopment Agency, 6.60%,
                    08/01/18..................................................   1,300,000     1,342,250
Aaa      AAA      Kern High School District (GO)(NC), 9.00%, 08/01/06.........     680,000       894,200
A        NR       Kern High School District (GO)(NC), 7.00%, 08/01/10.........     165,000       195,319
Aaa      AAA      Los Angeles Convention & Exhibition Center, 9.00%, 12/01/05
                    (Pre-refunded)............................................       5,000         6,506
Baa1     A-       Los Angeles County Certificate of Participation, (Disney
                    Parking Project), (NC), 0.00%, 09/01/06...................   2,000,000     1,122,500
Baa1     A-       Los Angeles County Certificate of Participation, (Disney
                    Parking Project), (NC), 0.00%, 09/01/15...................   1,000,000       297,500
Aa       AA       Los Angeles Department of Water & Power, 7.625%, 08/01/97
                    (Pre-refunded)............................................      20,000        21,072
Aa       AA-      Los Angeles Department of Water & Power, 9.00%, 09/01/04....     500,000       627,500
NR       AAA      Los Angeles Harbor Department Revenue, 7.60%, 10/01/18,
                    (Escrowed to Maturity)....................................     205,000       250,100
NR       AAA      Los Angeles State Building Authority, 7.50%, 03/01/11
                    (Pre-refunded)............................................       5,000         5,300
Aaa      AAA      Los Angeles Waste Water System Revenue (NC)(MBIA Insured),
                    8.80%, 06/01/00...........................................     500,000       569,375
NR       AAA      Morgan Hill California Redevelopment Agency (FHA Insured),
                    6.45%, 12/01/27...........................................   1,000,000     1,033,750
A        A-       Northern California Power Agency (NC), 5.65%, 07/01/97......     700,000       716,625
Aaa      AAA      Oakland Redevelopment Agency (AMBAC Insured), 7.40%,
                    05/01/07..................................................     100,000       105,625
Aaa      AAA      Palomar Pomerado California Health System (NC), 0.00%,
                    11/02/03..................................................     500,000       360,000
Baa1     NR       Perris California High School District Certificate of
                    Participation, 5.85%, 09/01/11............................   2,000,000     1,970,000
Aa       NR       Piedmont Unified School District (GO), 0.00%, 08/01/13......   1,000,000       378,750
Baa1     A        Puerto Rico Commonwealth (GO)(NC), 0.00%, 07/01/04..........     500,000       343,125
NR       BBB-     Puerto Rico Educational Facility (Polytechnic University),
                    5.70%, 08/01/13...........................................     250,000       235,000
Aaa      AAA      Rancho Cucamonga Redevelopment Agency (FGIC Insured), 7.70%,
                    05/01/98 (Pre-refunded)...................................      35,000        36,750
NR       A        Richmond California Joint Powers Financing Authority
                    Revenue, 5.20%, 05/15/05..................................     500,000       502,500
Aaa      AAA      Salinas California Redevelopment Agency (CGIC Insured),
                    0.00%, 11/01/22...........................................   2,000,000       442,500
Aa3      A+       San Diego Industrial Development Revenue (San Diego Gas &
                    Electric), 7.875%, 08/01/97
                    (Pre-refunded)............................................      35,000        36,592
Aaa      AAA      Santa Clara Certificate of Participation (NC)(MBIA Insured),
                    7.75%, 02/01/02...........................................     500,000       571,875
NR       AAA      Santa Clara County Certificate of Participation (American
                    Baptist Homes), 8.00%, 03/01/98
                    (Pre-refunded)............................................      20,000        21,300
NR       A+       Santa Clara Electric Revenue, 7.80%, 07/01/10...............      35,000        36,064
A1       A+       Santa Cruz Hospital Revenue (Dominican), 7.00%, 12/01/13....     100,000       103,308

                      (See Notes to Financial Statements)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED) (CONTINUED)

(UNAUDITED)
RATINGS
----------------
MOODY'S/S&P                        MUNICIPAL BONDS AND NOTES                    PRINCIPAL       VALUE
--------------------------------------------------------------------------------------------------------
NR       A        Santa Rosa Insured Revenue (Episcopal Homes) (CA Mortgage
                    Insurance), 7.125%, 06/01/14..............................  $  250,000   $   255,515
NR       BBB      Snowline Joint Unified School District Certificate of
                    Participation, 7.25%, 04/01/18............................     750,000       793,125
Aa       A+       Southern California Public Power Authority (NC), 0.00%,
                    07/01/15..................................................   2,000,000       672,500
NR       BBB      Tracy Certificates of Participation (I-205 Improvement),
                    7.00%, 10/01/27...........................................   1,000,000     1,037,500
Aaa      AAA      University of California Housing System Revenue (NC)(MBIA
Aaa                 Insured), 8.00%, 11/01/00.................................     500,000       563,125
         AAA      Walnut Valley USD (MBIA Insured)(GO)(NC), 8.75%, 08/01/10...   1,000,000     1,328,750
Aaa      AAA      Walnut Valley USD (AMBAC Insured)(GO)(NC), 9.00%,
                    08/01/06..................................................     800,000     1,043,000
Baa1     NR       Yuba City Unified School District Certificate of
                    Participation
                  (Andros Karperos School), 6.70%, 02/01/13...................     650,000       661,375
                                                                                             -----------
                  TOTAL INVESTMENTS -- 97.7% (Cost -- $30,085,732)*...........                31,504,986
                  OTHER ASSETS, LESS LIABILITIES -- 2.3%......................                   739,467
                                                                                             -----------
                  NET ASSETS -- 100%..........................................               $32,244,453
                                                                                             ===========

                  * Cost is approximately the same for Federal income tax
                    purposes.

                  OTHER INFORMATION:

                  At December 31, 1996, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:

                  Gross unrealized appreciation...............................               $ 1,467,784
                  Gross unrealized depreciation...............................                   (48,530)
                                                                                             -----------
                  Net unrealized appreciation.................................               $ 1,419,254
                                                                                             ===========

                  Purchases and sales of municipal securities aggregated
                    $2,677,553 and $4,369,012 respectively, for the period ended December 31, 1996.

                  AMBAC  --   AMBAC Indemnity Corporation
                  CGIC   --   Capital Guaranty Insurance Company
                  FGIC   --   Financial Guaranty Insurance Company
                  FHA    --   Federal Housing Authority
                  GO     --   General Obligation
                  MBIA   --   Municipal Bond Insurance Association
                  NC     --   Non Callable

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $30,085,732)......  $31,504,986
Cash........................................................      204,997
Receivables
  Interest..................................................      545,656
  Manager for expense reimbursement.........................        8,918
Other assets................................................       14,472
                                                              -----------
  Total assets..............................................   32,279,029
                                                              -----------
LIABILITIES
Payables
  Management fee............................................       15,140
  12b-1 service and distribution fees.......................        7,916
  Other payables to related parties.........................        7,899
Other accrued expenses and liabilities......................        3,621
                                                              -----------
  Total liabilities.........................................       34,576
                                                              -----------
NET ASSETS..................................................  $32,244,453
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($31,013,307 / 3,044,330 shares outstanding)..............  $     10.19
                                                              ===========
Maximum offering price per share ($10.19 x 100 / 95.25)*....  $     10.70
                                                              ===========
CLASS B
Net asset value and offering price per share
  ($1,231,146 / 120,835 shares outstanding)**...............  $     10.19
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $30,897,971
  Accumulated net realized loss on investments..............      (21,634)
  Accumulated net investment loss...........................      (51,138)
  Net unrealized appreciation on investments................    1,419,254
                                                              -----------
NET ASSETS..................................................  $32,244,453
                                                              ===========

 * On sales of more than $100,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME
  Interest..................................................            $1,025,862
                                                                        ----------
EXPENSES
  Management fee............................................  $92,063
  Transfer agent............................................   14,644
  Administrative services fee...............................   16,739
  Custodian fees............................................    1,658
  Blue Sky fees.............................................    5,460
  Auditing and accounting fees..............................   15,963
  Shareholder reports.......................................    1,823
  Fund accounting...........................................   13,689
  Trustees' fees............................................    2,496
  12b-1 service and distribution fees.......................   46,347
  Legal.....................................................   13,869
  Other.....................................................    3,800
                                                                        ----------
                                                                           228,551
  Expenses reimbursed by manager............................               (39,854)
                                                                        ----------
    Net expenses............................................               188,697
                                                                        ----------
NET INVESTMENT INCOME.......................................               837,165
                                                                        ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments..........................               151,687
  Net unrealized appreciation during the period on
    investments.............................................               562,318
                                                                        ----------
    Net gain on investments.................................               714,005
                                                                        ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $1,551,170
                                                                        ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX       FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                              DECEMBER 31,     JUNE 30,
                                                              ------------    -----------
                                                                 1996*           1996
                                                              ------------    -----------
DECREASE IN NET ASSETS
Operations
  Net investment income.....................................  $   837,165     $ 1,928,681
  Net realized gain on investments..........................      151,687         935,504
  Net unrealized appreciation (depreciation) during the
    period on investments...................................      562,318        (778,289)
                                                              -----------     -----------
    Net increase resulting from operations..................    1,551,170       2,085,896
                                                              -----------     -----------
Class A distributions
  From net investment income................................     (811,654)     (1,815,075)
  In excess of net investment income........................      (96,832)             --
  From net realized gain....................................     (145,918)             --
  In excess of net realized gain............................     (239,821)             --
                                                              -----------     -----------
    Total distributions to Class A shareholders.............   (1,294,225)     (1,815,075)
                                                              -----------     -----------
Class B distributions
  From net investment income................................      (25,511)        (46,329)
  In excess of net investment income........................       (2,896)             --
  From net realized gain....................................       (5,769)             --
  In excess of net realized gain............................       (8,450)             --
                                                              -----------     -----------
    Total distributions to Class B shareholders.............      (42,626)        (46,329)
                                                              -----------     -----------
Fund share transactions (Note 5)
  Class A...................................................   (1,796,339)     (6,579,399)
  Class B...................................................       88,171         136,933
                                                              -----------     -----------
    Net decrease resulting from Fund share transactions.....   (1,708,168)     (6,442,466)
                                                              -----------     -----------
TOTAL DECREASE IN NET ASSETS................................   (1,493,849)     (6,217,974)
NET ASSETS
  Beginning of period.......................................   33,738,302      39,956,276
                                                              -----------     -----------
  END OF PERIOD.............................................  $32,244,453     $33,738,302
                                                              ===========     ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)....................  $   (51,138)    $    48,590
                                                              ===========     ===========

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                    FOR THE SIX
CLASS A                                             MONTHS ENDED
                                                    DECEMBER 31,                      FOR THE YEAR ENDED JUNE 30,
                                                    ------------      -----------------------------------------------------------
                                                       1996*           1996         1995         1994         1993         1992
SELECTED PER SHARE DATA                             ------------      -------      -------      -------      -------      -------
Net asset value, beginning of period..............    $ 10.13         $ 10.08      $  9.91      $ 10.44      $ 10.29      $  9.94
                                                      -------         -------      -------      -------      -------      -------
  Income from investment operations
  Net investment income(a)........................        .26             .52          .49          .59          .58          .52
  Net realized and unrealized gain (loss) on
    investments...................................        .21             .03          .19         (.48)         .35          .51
                                                      -------         -------      -------      -------      -------      -------
    Total from investment operations..............        .47             .55          .68          .11          .93         1.03
                                                      -------         -------      -------      -------      -------      -------
  Less distributions
  From net investment income......................        .26             .50          .49          .59          .60          .52
  In excess of net investment income..............        .03              --          .02           --           --          .07
  From net realized gain..........................        .05              --           --          .05          .18          .09
  In excess of net realized gain..................        .07              --           --           --           --           --
                                                      -------         -------      -------      -------      -------      -------
    Total distributions...........................        .41             .50          .51          .64          .78          .68
                                                      -------         -------      -------      -------      -------      -------
Net asset value, end of period....................    $ 10.19         $ 10.13      $ 10.08      $  9.91      $ 10.44      $ 10.29
                                                      =======         =======      =======      =======      =======      =======
Total return(%)...................................       4.75(c)         5.52(b)      7.09(b)       .82(b)      9.55(b)     10.80(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..........    $31,013         $32,604      $38,963      $41,423      $47,493      $46,288
Ratio of expenses to average net assets
  With expense reimbursement(%)(e)................       1.10(d)         1.12         1.10         1.10         1.10         1.10
  Without expense reimbursement(%)(e).............       1.34(d)         1.29         1.22         1.18         1.20         1.19
Ratio of net investment income to average net
  assets(%)(a)....................................       5.03(d)         5.08         4.94         5.65         5.80         5.66
Portfolio turnover rate(%)........................          8              34           81           26           91           42

                                                                                                             FOR THE PERIOD
                                                              FOR THE SIX              FOR THE                APRIL 1, 1994
CLASS B                                                       MONTHS ENDED            YEAR ENDED            (COMMENCEMENT) TO
                                                              DECEMBER 31,             JUNE 30,                 JUNE 30,
                                                              ------------      ----------------------      -----------------
                                                                 1996*           1996          1995               1994
SELECTED PER SHARE DATA                                       ------------      ------      ----------      -----------------
Net asset value, beginning of period........................     $10.12         $10.08        $ 9.91              $9.97
                                                                 ------         ------        ------              -----
  Income from investment operations
  Net investment income(a)..................................        .22            .45           .43                .11
  Net realized and unrealized gain (loss) on investments....        .22            .02           .17               (.03)
                                                                 ------         ------        ------              -----
    Total from investment operations........................        .44            .47           .60                .08
                                                                 ------         ------        ------              -----
  Less distributions
  From net investment income................................        .22            .43           .43                .11
  In excess of net investment income........................        .03             --            --                 --
  From net capital gain.....................................        .05             --            --                .03
  In excess of net realized gain............................        .07             --            --                 --
                                                                 ------         ------        ------              -----
    Total distributions.....................................        .37            .43           .43                .14
                                                                 ------         ------        ------              -----
Net asset value, end of period..............................     $10.19         $10.12        $10.08              $9.91
                                                                 ======         ======        ======              =====
Total return(%).............................................       4.39(c)        4.70(b)       6.30(b)             .82(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $1,231         $1,135        $  993              $ 114
Ratio of expenses to average net assets
  With expense reimbursement(%)(e)..........................       1.85(d)        1.87          1.85               1.85(d)
  Without expense reimbursement(%)(e).......................       2.09(d)        2.04          1.97               1.93(d)
Ratio of net investment income to average net
  assets(%)(a)..............................................       4.27(d)        4.33          4.19               4.90(d)
Portfolio turnover rate(%)..................................          8             34            81                 26

(a) Net investment income is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d)    Annualized.
(e) Beginning in July 1995, total expenses include any fees paid indirectly. The ratio of expenses to average net assets with expense reimbursement has been restated for the year ended June 30, 1996.
 *     Unaudited.


                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Mackenzie California Municipal Fund (the Fund) is a diversified series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of valuation based upon a matrix system (which considers factors such as security prices, yields, maturities and ratings), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Normally, distributions from net investment income are declared monthly, and net realized capital gains, if any, are declared semi-annually. An additional distribution may be declared if necessary to avoid the payment of a four percent Federal excise tax.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the six months ended December 31, 1996, custody fees were not reduced under this arrangement.

2. RELATED PARTIES

     Mackenzie Investment Management Inc. (MIMI) is the Manager and Investment Adviser of the Fund. For its services, MIMI receives a fee monthly at the annual rate of .55% on its average net assets.

     Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
 .85% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     MIMI provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended December 31, 1996, the net amount of underwriting discount retained by IMDI was $1,515.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $40,374 and $5,973 for Class A and Class B, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays IMSC a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $14,094 and

$550 for Class A and Class B, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in debt obligations issued by the State of California and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

5. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                                   SIX MONTHS ENDED            YEAR ENDED
                                  DECEMBER 31, 1996          JUNE 30, 1996
                                ----------------------   ----------------------
CLASS A                          SHARES      AMOUNT       SHARES      AMOUNT
-------                         --------   -----------   --------   -----------
Sold..........................    55,039   $   548,385    119,552   $ 1,214,729
Issued on reinvestment of
 distributions................    69,779       705,004     86,484       880,926
Repurchased...................  (300,440)   (3,049,728)  (851,457)   (8,675,054)
                                --------   -----------   --------   -----------
Net decrease..................  (175,622)  $(1,796,339)  (645,421)  $(6,579,399)
                                ========   ===========   ========   ===========

                                   SIX MONTHS ENDED            YEAR ENDED
                                  DECEMBER 31, 1996          JUNE 30, 1996
                                ----------------------   ----------------------
CLASS B                          SHARES      AMOUNT       SHARES      AMOUNT
-------                         --------   -----------   --------   -----------
Sold..........................    11,119   $   112,216     18,173   $   185,487
Issued on reinvestment of
 distributions................     3,667        37,090      3,777        38,474
Repurchased...................    (6,080)      (61,135)    (8,394)      (87,028)
                                --------   -----------   --------   -----------
Net increase..................     8,706   $    88,171     13,556   $   136,933
                                ========   ===========   ========   ===========

03MCCAX123196

DECEMBER 31, 1996
                                                               [MACKENZIE LOGO]

MACKENZIE NATIONAL MUNICIPAL FUND


MARKET COMMENTARY:

        Overall, fixed income markets in 1996 were marked by unfulfilled expectations and interest rate volatility. Following a quarter point decrease in the discount rate in January 1996, there were several indicators pointing to increased economic growth--increased wage pressure, higher petroleum and grain prices, a strong dollar and full employment--and bond markets responded by pushing interest rates higher.
        Later in the year, market participants watched guardedly for inflation to rear its head. However, US Gross Domestic Product (GDP) and the Consumer Price Index (CPI) continued to reflect moderate growth which resulted in interest rates coming down, only to rise again by year end.
        The municipal bond market also had to contend with interest rate volatility and inflationary pressures caused by increased economic growth, as well as first quarter concerns about proposed tax reform. We believe continued evidence of a moderating economy should, however, keep interest rates in a trading range and inflation should remain low. But the threat of tax reform still looms. A Republican-controlled Congress could bring tax reform and related issues to the forefront once again. The demand for municipal bonds has, however, remained strong as supply continued to decrease from its high in 1993.
        Municipal credit rating agencies have come under fire for not detecting fiscal problems early enough to warn investors. We believe it will be important, therefore, to focus on higher credit quality and strong underlying fundamentals in the coming year.
        The Mackenzie National Municipal Fund maintains its disciplined investment approach and focus on investment grade bonds. With an aveage maturity of just more than 18 years and broad diversification across many issuers, we believe this Fund should provide conservative tax-free investors with a good balance of yield and return.

MACKENZIE INVESTMENT MANAGEMENT, INC.


    BOARD OF TRUSTEES                        OFFICERS                          TRANSFER AGENT                       MANAGER
  John S. Anderegg, Jr.            Michael G. Landry, Chairman                 Ivy Mackenzie                  Mackenzie Investment
     Paul H. Broyhill              Keith J. Carlson, President                 Services Corp.                    Management Inc.
     Keith J. Carlson                  C. William Ferris,                       P.O. Box 3022                    Boca Raton, FL
     Stanley Channick                  Secretary/Treasurer                Boca Raton, FL 33431-0922
  Frank W. DeFriece, Jr.                                                      1-800-777-6472                     DISTRIBUTOR
      Roy J. Glauber                        CUSTODIAN                                                           Ivy Mackenzie
    Michael G. Landry             Brown Brothers Harriman & Co.                   AUDITORS                    Distributors, Inc.
   Joseph G. Rosenthal                      Boston, MA                   Coopers & Lybrand L.L.P.        Via Mizner Financial Plaza
     J. Brendan Swan                                                       Fort Lauderdale, FL            700 South Federal Highway
                                                                                                             Boca Raton, FL 33432
      LEGAL COUNSEL
  Dechert Price & Rhoads
        Boston, MA


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED)

  (UNAUDITED)
    RATINGS
----------------
  MOODY'S/S&P                  MUNICIPAL BONDS AND NOTES -- 95.4%               PRINCIPAL       VALUE
--------------------------------------------------------------------------------------------------------
                  ARIZONA -- 5.7%
NR       AA       Tucson (GO)(NC), 9.75%, 07/01/12 (Escrowed to Maturity).....  $  400,000   $   572,500
NR       AA       Tucson (GO)(NC), 9.75%, 07/01/13 (Escrowed to Maturity).....     500,000       731,250
                                                                                             -----------
                                                                                               1,303,750
                                                                                             -----------
                  CALIFORNIA -- 13.3%
NR       A-       California Health Facilities Authority (Pomona), 7.00%,
                    01/01/17..................................................     350,000       355,817
NR       A-       California Health Facilities Authority (Downey Community),
                    5.625%, 05/15/28 (Pre-refunded)...........................     500,000       500,000
Baa      NR       Irwindale California Industrial Development, 6.60%,
                    08/01/18..................................................     200,000       206,500
NR       BBB      Long Beach Aquarium of the Pacific, California, 6.125%,
                    07/01/23..................................................     750,000       727,500
Baa1     BBB      Los Angeles County California Certificate of Participation
                    (Disney Parking Project) (NC),
                    0.00%, 09/01/06...........................................     500,000       280,625
Aa       AA       Los Angeles Department of Water & Power, 9.00%, 09/01/04....     500,000       627,500
Aaa      AAA      Southern California Public Power Authority (NC) (MBIA
                    Insured), 0.00%, 07/01/14.................................   1,000,000       356,250
                                                                                             -----------
                                                                                               3,054,192
                                                                                             -----------
                  COLORADO -- 2.0%
NR       AAA      Colorado Health Facilities Authority, 0.00%, 07/15/20.......     500,000       102,500
Aaa      NR       Dawson Ridge Colorado (GO)(NC), 0.00%, 10/01/22 (Escrowed to
                    Maturity).................................................   2,000,000       352,500
                                                                                             -----------
                                                                                                 455,000
                                                                                             -----------
                  CONNECTICUT -- 2.0%
Baa1     NR       Connecticut State Health Facilities & Education, 5.75%,
                    07/01/23..................................................     500,000       463,750
                                                                                             -----------
                  DISTRICT OF COLUMBIA -- 0.5%
A1       A+       Georgetown University, D.C. (MBIA Insured), 8.25%,
                    04/01/18..................................................     100,000       106,000
                                                                                             -----------
                  FLORIDA -- 7.8%
Aa       AA       Florida State Board of Education (GO), 9.125%, 06/01/14.....     110,000       154,962
Aa       AA       Florida State Board of Education (GO), 9.125%, 06/01/14
                    (Escrowed to Maturity)....................................     690,000       970,313
Aaa      AAA      Orlando & Orange County Expressway (NC)(FGIC Insured),
                    8.25%, 07/01/14...........................................     500,000       660,000
                                                                                             -----------
                                                                                               1,785,275
                                                                                             -----------
                  GEORGIA -- 7.2%
A        A        Municipal Electric Authority of Georgia (NC), 10.00%,
                    01/01/10..................................................     250,000       344,687
Aaa      NR       Richmond County Georgia Development Authority Revenue,
                    0.00%, 12/01/21...........................................   1,500,000       286,875
Baa      BBB+     Savannah Georgia Hospital Authority Revenue, 7.00%,
                    01/01/23..................................................   1,000,000     1,035,000
                                                                                             -----------
                                                                                               1,666,562
                                                                                             -----------
                  ILLINOIS -- 16.0%
A1       A+       Illinois Educational Facility Authority, 7.125%, 07/01/11...     320,000       354,800
Aaa      AAA      Illinois Health Facility Authority (CGIC Insured), 7.60%,
                    08/15/10 (Escrowed to Maturity)...........................      46,000        52,440
Aaa      AAA      Illinois Health Facility Authority (CGIC Insured), 7.60%,
                    08/15/10..................................................     750,000       831,562
Baa2     BBB-     Illinois Health Facility Authority (Proctor Community
                    Hospital), 7.00%, 01/01/04................................     200,000       204,000
Aa       NR       Sangamon County Illinois (GO), 7.45%, 11/15/06..............     800,000       950,000
Baa      BBB      Southwestern Illinois Medical Facilties Revenue, 7.00%,
                    08/15/12..................................................   1,000,000     1,035,000
Aaa      AAA      Will & Kendall Counties Illinois School District #202,
                    5.45%, 01/01/05...........................................     250,000       255,938
                                                                                             -----------
                                                                                               3,683,740
                                                                                             -----------
                  MAINE -- 0.4%
NR       A        Municipal Bond Bank, 7.65%, 11/01/98 (Pre-refunded).........      85,000        92,225
                                                                                             -----------
                  MARYLAND -- 4.3%
Baa      NR       Prince Georges County Maryland Medical Hospital Revenue,
                    6.375%, 01/01/23..........................................   1,000,000       988,750
                                                                                             -----------
                  MASSACHUSETTS -- 2.4%
Baa      BBB      Massachusetts State Health & Educational Facilities
                    Authority, 6.625%, 11/15/22...............................     500,000       501,875
NR       BBB+     Massachusetts State Housing, Series B, 8.10%, 08/01/23......      50,000        52,375
                                                                                             -----------
                                                                                                 554,250
                                                                                             -----------
                  MICHIGAN -- 9.2%
Aaa      AAA      Kent Hospital Finance Authority (MBIA Insured), 7.25%,
                    01/15/13..................................................   1,000,000     1,183,750
Baa      BBB-     Pontiac Michigan Hospital Finance Authority, 6.00%,
                    08/01/23..................................................   1,000,000       938,750
                                                                                             -----------
                                                                                               2,122,500
                                                                                             -----------
                  NEW HAMPSHIRE -- 4.6%
Baa3     BB       New Hampshire IDA Pollution Control (Central Maine Power
                    Co.), 7.375%, 05/01/14....................................   1,000,000     1,048,750
                                                                                             -----------

                      (See Notes to Financial Statements)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED) (CONTINUED)

  (UNAUDITED)
    RATINGS
----------------
  MOODY'S/S&P                      MUNICIPAL BONDS AND NOTES                    PRINCIPAL       VALUE
--------------------------------------------------------------------------------------------------------
                  NEW YORK -- 4.6%
Baa      BBB-     New York City Health & Hospital Corporation, 6.30%,
                    02/15/20..................................................  $  500,000   $   495,000
NR       A        Onondaga County New York Industrial Development Agency,
                    7.90%, 01/01/17...........................................     500,000       551,250
                                                                                             -----------
                                                                                               1,046,250
                                                                                             -----------
                  OHIO -- 2.2%
A        A        Franklin County Ohio Hospital Revenue, 5.80%, 12/01/05......     500,000       518,750
                                                                                             -----------
                  PENNSYLVANIA -- 6.7%
NR       A-       Allegheny County PA Hospital Revenue (Allegheny Valley
                    Hospital), 7.00%, 08/01/15................................     500,000       553,750
Ba       BBB+     Philadelphia PA Hospitals & Highered Facilities Authority,
                    6.625%, 07/01/21..........................................   1,000,000       991,250
                                                                                             -----------
                                                                                               1,545,000
                                                                                             -----------
                  PUERTO RICO -- 0.3%
Baa1     A        Puerto Rico Commonwealth Public Improvement, 0.00%,
                    07/01/04..................................................     100,000        68,625
                                                                                             -----------
                  TENNESSEE -- 1.7%
Aaa      NR       Nashville & Davidson County Tennessee Health & Education
                    Board Revenue (NC),
                    0.00%, 06/01/21 (Escrowed to Maturity)....................   2,000,000       387,500
                                                                                             -----------
                  UTAH -- 4.5%
Aa       AA-      Intermountain Power Agency Utah Power Supply (MBIA Insured),
                    7.20%, 07/01/16...........................................   1,000,000     1,033,520
                                                                                             -----------
                  TOTAL INVESTMENTS -- 95.4% (Cost -- $21,235,829)*...........                21,924,389
                  OTHER ASSETS, LESS LIABILITIES -- 4.6%......................                 1,065,426
                                                                                             -----------
                  NET ASSETS -- 100%..........................................               $22,989,815
                                                                                             ===========
                  * Cost is approximately the same for Federal income tax
                    purposes.

                  OTHER INFORMATION:
                  At December 31, 1996, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
                  Gross unrealized appreciation...............................               $   862,003
                  Gross unrealized depreciation...............................                  (173,443)
                                                                                             -----------
                  Net unrealized appreciation.................................               $   688,560
                                                                                             ===========
                  Purchases and sales of municipal securities aggregated $3,496,760 and $5,884,921 respectively, for the period ended December 31, 1996.
                  CGIC  --   Capital Guaranty Insurance Company
                  FGIC  --   Financial Guaranty Insurance Company
                  GO    --   General Obligation
                  MBIA  --   Municipal Bond Insurance Association
                  NC    --   Non Callable

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $21,235,829)......  $21,924,389
Cash........................................................      542,888
Receivables
  Interest..................................................      524,912
  Manager for expense reimbursement.........................       10,334
Other assets................................................       14,476
                                                              -----------
  Total assets..............................................   23,016,999
                                                              -----------
LIABILITIES
Payables
  Distributions to shareholders.............................          162
  Management fee............................................       10,659
  12b-1 service and distribution fees.......................        5,793
  Other payables to related parties.........................        6,996
Other accrued expenses and liabilities......................        3,574
                                                              -----------
  Total liabilities.........................................       27,184
                                                              -----------
NET ASSETS..................................................  $22,989,815
                                                              ===========
CLASS A
Net asset value and redemption price per share ($21,788,762
  / 2,192,869 shares outstanding)...........................  $      9.94
                                                              ===========
Maximum offering price per share ($9.94 x 100 / 95.25)*.....  $     10.44
                                                              ===========
CLASS B
Net asset value and offering price per share ($1,201,053 /
  120,953 shares outstanding)**.............................  $      9.93
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $22,550,955
  Accumulated net realized loss on investments..............     (205,805)
  Accumulated undistributed net investment loss.............      (43,895)
  Net unrealized appreciation on investments................      688,560
                                                              -----------
NET ASSETS..................................................  $22,989,815
                                                              ===========

 * On sales of more than $100,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME
  Interest..................................................            $  745,427
                                                                        ----------
EXPENSES
  Management fee............................................  $65,513
  Transfer agent............................................   16,413
  Administrative services fee...............................   11,911
  Custodian fees............................................    1,442
  Blue Sky fees.............................................    6,432
  Auditing and accounting fees..............................   15,963
  Shareholder reports.......................................    1,891
  Fund accounting...........................................   12,258
  Trustees' fees............................................    2,496
  12b-1 service and distribution fees.......................   34,247
  Legal.....................................................   13,869
  Other.....................................................    3,898
                                                                        ----------
                                                                           186,333
Expenses reimbursed by manager..............................               (50,787)
                                                                        ----------
  Net expenses..............................................               135,546
                                                                        ----------
NET INVESTMENT INCOME.......................................               609,881
                                                                        ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments..........................                98,157
  Net unrealized appreciation during the period on
    investments.............................................               482,196
                                                                        ----------
    Net gain on investments.................................               580,353
                                                                        ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............            $1,190,234
                                                                        ==========

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE
                                                               SIX MONTHS      FOR THE
                                                                 ENDED       YEAR ENDED
                                                              DECEMBER 31,    JUNE 30,
                                                              ------------   -----------
                                                                 1996*          1996
                                                              ------------   -----------
DECREASE IN NET ASSETS
Operations
  Net investment income.....................................  $   609,881    $ 1,345,523
  Net realized gain on investments..........................       98,157        580,623
  Net unrealized appreciation (depreciation) during the
    period on investments...................................      482,196       (653,884)
                                                              -----------    -----------
    Net income resulting from operations....................    1,190,234      1,272,262
                                                              -----------    -----------
Class A distributions
  From net investment income................................     (583,418)    (1,264,186)
  In excess of net investment income........................      (69,917)            --
                                                              -----------    -----------
    Total distributions to Class A shareholders.............     (653,335)    (1,264,186)
                                                              -----------    -----------
Class B distributions
  From net investment income................................      (26,463)       (39,157)
  In excess of net investment income........................       (2,957)            --
                                                              -----------    -----------
    Total distributions to Class B shareholders.............      (29,420)       (39,157)
                                                              -----------    -----------
Fund share transactions (Note 4)
  Class A...................................................   (2,367,132)    (4,659,340)
  Class B...................................................       47,236        373,973
                                                              -----------    -----------
    Net decrease resulting from Fund share transactions.....   (2,319,896)    (4,285,367)
                                                              -----------    -----------
TOTAL DECREASE IN NET ASSETS................................   (1,812,417)    (4,316,448)
NET ASSETS
  Beginning of period.......................................   24,802,232     29,118,680
                                                              -----------    -----------
  END OF PERIOD.............................................  $22,989,815    $24,802,232
                                                              ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)....................  $   (43,895)   $    28,979
                                                              ===========    ===========

* Unaudited

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                    FOR THE SIX
CLASS A                                            MONTHS ENDED
                                                   DECEMBER 31,                       FOR THE YEAR ENDED JUNE 30,
                                                   -------------      -----------------------------------------------------------
                                                       1996*           1996         1995         1994         1993         1992
SELECTED PER SHARE DATA                            -------------      -------      -------      -------      -------      -------
Net asset value, beginning of period.............     $  9.73         $  9.76      $  9.60      $ 10.17      $  9.94      $  9.60
                                                      -------         -------      -------      -------      -------      -------
  Income from investment operations
  Net investment income(a).......................         .26             .50          .48          .57          .60          .59
  Net realized and unrealized gain (loss) on
    investments..................................         .24            (.05)         .19         (.48)         .31          .41
                                                      -------         -------      -------      -------      -------      -------
    Total from investment operations.............         .50             .45          .67          .09          .91         1.00
                                                      -------         -------      -------      -------      -------      -------
  Less distributions
  From net investment income.....................         .26             .48          .48          .57          .60          .59
  In excess of net investment income.............         .03              --          .03           --           --          .06
  From net realized gain.........................          --              --           --          .09          .08          .01
                                                      -------         -------      -------      -------      -------      -------
    Total distributions..........................         .29             .48          .51          .66          .68          .66
                                                      -------         -------      -------      -------      -------      -------
Net asset value, end of period...................     $  9.94         $  9.73      $  9.76      $  9.60      $ 10.17      $  9.94
                                                      =======         =======      =======      =======      =======      =======
Total return(%)..................................        5.16(d)         4.69(b)      7.21(b)       .77(b)      9.48(b)     10.76(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).........     $21,789         $23,673      $28,351      $38,406      $42,739      $35,995
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)...............        1.10(e)         1.12         1.10         1.10         1.10         1.10
  Without expense reimbursement(%)(c)............        1.53(e)         1.52         1.30         1.24         1.29         1.30
Ratio of net investment income to average net
  assets(%)(a)...................................        5.15(e)         5.09         5.08         6.65         6.06         6.00
Portfolio turnover rate(%).......................          15              58           65           68           57           62

                                                                                                          FOR THE PERIOD
                                                               FOR THE SIX                                 APRIL 1, 1994
CLASS B                                                       MONTHS ENDED        FOR THE YEAR ENDED     (COMMENCEMENT) TO
                                                              DECEMBER 31,             JUNE 30,              JUNE 30,
                                                              -------------      --------------------    -----------------
                                                                  1996*           1996         1995            1994
SELECTED PER SHARE DATA                                       -------------      -------      -------    -----------------
Net asset value, beginning of period........................     $  9.72         $  9.76      $  9.60         $  9.69
                                                                 -------         -------      -------        --------
  Income from investment operations
  Net investment income(a)..................................         .22             .43          .41             .11
  Net realized and unrealized gain (loss) on investments....         .24            (.05)         .19            (.06)
                                                                 -------         -------      -------        --------
    Total from investment operations........................         .46             .38          .60             .05
                                                                 -------         -------      -------        --------
  Less distributions
  From net investment income................................         .22             .42          .41             .11
  In excess of net investment income........................         .03              --          .03             .03
                                                                 -------         -------      -------        --------
    Total distributions.....................................         .25             .42          .44             .14
                                                                 -------         -------      -------        --------
Net asset value, end of period..............................     $  9.93         $  9.72      $  9.76         $  9.60
                                                                 =======         =======      =======        ========
Total return(%).............................................        4.75(d)         3.88(b)      6.42(b)          .55(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $ 1,201         $ 1,129      $   767         $   492
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................        1.80(e)         1.87         1.85            1.85(e)
  Without expense reimbursement(%)(c).......................        2.23(e)         2.27         2.05            1.99(e)
Ratio of net investment income to average net
  assets(%)(a)..............................................        4.46(e)         4.34         4.33            5.90(e)
Portfolio turnover rate(%)..................................          15              58           65              68
(a)    Net investment income is net of expenses reimbursed by
       manager.
(b)    Total return does not reflect a sales charge.
(c)    Beginning in July 1995, total expenses include any fees paid indirectly. The ratio of expenses to average net assets with expense reimbursement has been restated for the year ended
       June 30, 1996.
(d)    Total return represents aggregate total return and does not reflect a sales charge.
(e)    Annualized.
 *     Unaudited.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Mackenzie National Municipal Fund (the Fund) is a diversified series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of valuation based upon a matrix system (which considers factors such as security prices, yields, maturities and ratings), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $249,000 as of June 30, 1996 which may be applied against any realized net taxable gains of each succeeding fiscal year until fully realized or until the expiration date, whichever occurs first. The carryforward expires $59,000 in 1997, $85,000 in 2003 and $105,000 in 2004.

     DISTRIBUTIONS TO SHAREHOLDERS -- Normally, distributions from net investment income are declared monthly, and net realized capital gains, if any, are declared semi-annually. An additional distribution may be declared if necessary to avoid the payment of a four percent Federal excise tax.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the six months ended December 31, 1996, custody fees were not reduced under this arrangement.

2. RELATED PARTIES

     Mackenzie Investment Management Inc. (MIMI) is the Manager and Investment Adviser of the Fund. For its services, MIMI receives a fee monthly at the annual rate of .55% on its average net assets.

     Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
 .85% of its average net assets. The voluntary expense limitation may be terminated or revised at any time on 30 days notice to shareholders.

     MIMI also provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended December 31, 1996, the net amount of underwriting discount retained by IMDI was $402.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $28,310 and $5,937 for Class A and Class B, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $15,908 and $505 for Class A and Class B, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                                 SIX MONTHS ENDED              YEAR ENDED
                                 DECEMBER 31, 1996           JUNE 30, 1996
                             -------------------------   ----------------------
CLASS A                       SHARES        AMOUNT        SHARES      AMOUNT
-------                      --------   --------------   --------   -----------
Sold.......................   157,676   $    1,549,180    235,088   $ 2,311,839
Issued on reinvestment of
 distributions.............    34,863          341,820     64,174       632,427
Repurchased................  (433,951)      (4,258,132)  (770,220)   (7,603,606)
                             --------   --------------   --------   -----------
Net decrease...............  (241,412)  $   (2,367,132)  (470,958)  $(4,659,340)
                             ========   ==============   ========   ===========

                                 SIX MONTHS ENDED              YEAR ENDED
                                 DECEMBER 31, 1996           JUNE 30, 1996
                             -------------------------   ----------------------
CLASS B                       SHARES        AMOUNT        SHARES      AMOUNT
-------                      --------   --------------   --------   -----------
Sold.......................     8,731   $       85,952     48,696   $   485,932
Issued on reinvestment of
 distributions.............       990            9,713      1,298        12,781
Repurchased................    (4,932)         (48,429)   (12,487)     (124,740)
                             --------   --------------   --------   -----------
Net increase...............     4,789   $       47,236     37,507   $   373,973
                             ========   ==============   ========   ===========

03MCNMX123196

DECEMBER 31, 1996                                               [MACKENZIE LOGO]


MACKENZIE NEW YORK MUNICIPAL FUND


MARKET COMMENTARY:

        Overall, fixed income markets in 1996 were marked by unfulfilled expectations and interest rate volatility. Following a quarter point decrease in the discount rate in January 1996, there were several indicators pointing to increased economic growth--increased wage pressure, higher petroleum and grain prices, a strong dollar and full employment--and bond markets responded by pushing interest rates higher.
        Later in the year, market participants watched guardedly for inflation to rear its head. However, US Gross Domestic Product (GDP) and the Consumer Price Index (CPI) continued to reflect moderate growth which resulted in interest rates coming down, only to rise again by year end.
        The municipal bond market also had to contend with interest rate volatility and inflationary pressures caused by increased economic growth, as well as first quarter concerns about proposed tax reform. We believe continued evidence of a moderating economy should, however, keep interest rates in a trading range and inflation should remain low. But the threat of tax reform still looms. A Republican-controlled Congress could bring tax reform and related issues to the forefront once again. The demand for municipal bonds has, however, remained strong as supply continued to decrease from its high in 1993.
        Municipal credit rating agencies have come under fire for not detecting fiscal problems early enough to warn investors. We believe it will be important, therefore, to focus on higher credit quality and strong underlying fundamentals in the coming year.
        The Mackenzie New York Municipal Fund maintains its disciplined investment aproach and focus on investment grade bonds. With an average maturity of just more than 16 years and broad diversification across many issuers, we believe this Fund should provide conservative tax-free investors with a good balance of yield and return.


MACKENZIE INVESTMENT MANAGEMENT, INC.



    BOARD OF TRUSTEES                        OFFICERS                          TRANSFER AGENT                       MANAGER
  John S. Anderegg, Jr.            Michael G. Landry, Chairman                 Ivy Mackenzie                  Mackenzie Investment
     Paul H. Broyhill              Keith J. Carlson, President                 Services Corp.                    Management Inc.
     Keith J. Carlson                  C. William Ferris,                       P.O. Box 3022                    Boca Raton, FL
     Stanley Channick                  Secretary/Treasurer                Boca Raton, FL 33431-0922
  Frank W. DeFriece, Jr.                                                      1-800-777-6472                     DISTRIBUTOR
      Roy J. Glauber                        CUSTODIAN                                                           Ivy Mackenzie
    Michael G. Landry             Brown Brothers Harriman & Co.                   AUDITORS                    Distributors, Inc.
   Joseph G. Rosenthal                      Boston, MA                   Coopers & Lybrand L.L.P.        Via Mizner Financial Plaza
     J. Brendan Swan                                                       Fort Lauderdale, FL            700 South Federal Highway
                                                                                                             Boca Raton, FL 33432
      LEGAL COUNSEL
  Dechert Price & Rhoads
        Boston, MA


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED)

(UNAUDITED)
RATINGS
----------------
MOODY'S/S&P                    MUNICIPAL BONDS AND NOTES -- 97.6%               PRINCIPAL       VALUE
--------------------------------------------------------------------------------------------------------
Aaa      AAA      Bethlehem New York Central School District (GO) (NC) (AMBAC
                    Insured), 7.10%, 11/01/06.................................  $  700,000   $   822,500
Aaa      AAA      Brookhaven New York Series A (MBIA Insured)(GO)(NC), 7.00%,
                    11/01/06..................................................     300,000       341,625
Baa      NR       Canastota New York Central School District (GO) (NC), 7.10%,
                    06/15/07..................................................     215,000       245,638
Baa      NR       Canastota New York Central School District (GO) (NC), 7.10%,
                    06/15/08..................................................     205,000       234,212
NR       BBB      Guam Government (GO), 5.375%, 11/15/13......................   1,000,000       930,000
NR       BBB      Guam Power Authority Revenue, 6.625%, 10/01/14..............     550,000       576,125
Baa1     BBB      Metropolitan Transportation Authority Service Contract,
                    5.50%, 07/01/04...........................................     500,000       544,375
Baa1     BBB      Metropolitan Transportation Authority Service Contract,
                    5.15%, 07/01/17...........................................     250,000       240,625
Aa       NR       Monroe County Industrial Development Agency, Depaul
                    Community Facility (SONYMA Insured), 6.45%, 02/01/14......     880,000       944,900
Baa1     BBB+     New York City (GO), 7.20%, 08/15/08.........................   1,000,000     1,095,000
Baa1     BBB+     New York City (GO), 7.10%, 02/01/09.........................     500,000       539,375
Baa1     BBB+     New York City (GO), 7.30%, 08/15/10.........................     150,000       163,688
Baa1     BBB+     New York City (GO), 7.30%, 08/15/10 (Pre-refunded)..........     100,000       116,875
Baa1     BBB+     New York City (GO), 7.00%, 02/01/19.........................     500,000       531,875
Baa      BBB-     New York City Health & Hospital Corporation Revenue, 6.30%,
                    02/15/20..................................................   1,500,000     1,485,000
Aa       AA       New York City Housing Development (FHA Insured), 5.85%,
                    05/01/26..................................................     500,000       495,625
A        A-       New York City Municipal Water Finance Authority, 6.00%,
                    06/15/25..................................................     500,000       506,875
A        A-       New York State (GO)(NC), 9.875%, 11/15/05...................   1,000,000     1,345,000
Baa1     BBB      New York State Dormitory Authority -- City University Series
                    C, 6.00%, 07/01/16........................................   1,000,000     1,002,500
NR       AAA      New York State Dormitory Authority, Jewish Geriatric (FHA
                    Insured), 7.35%, 08/01/29.................................     500,000       560,000
NR       AAA      New York State Dormitory Authority -- Parkridge, 7.85%,
                    02/01/29..................................................     200,000       214,500
NR       AA       New York State Dormitory Authority, St. Lukes Home (FHA
                    Insured), 6.375%, 08/01/35................................   1,000,000     1,037,500
Baa1     BBB+     New York State Dormitory Authority, State University, 6.25%,
                    05/15/14..................................................   1,000,000     1,025,000
Baa1     BBB-     New York State Dormitory Authority, Upstate Community
                    College, 6.25%, 07/01/25..................................   1,500,000     1,516,875
Aa       AA-      New York State Environmental Facilities Corporation
                    Pollution Control Series B, 7.50%, 03/15/11...............     400,000       432,500
Aa       A-       New York State Environmental Facilities Corporation
                    Pollution Control Series E, 6.875%, 06/15/14..............   1,000,000     1,107,500
Aaa      AAA      New York State Housing Finance Agency -- State University
                    Series A, 8.00%, 11/01/98
                    (Pre-refunded)............................................      30,000        32,625
Baa1     BBB      New York State Housing Finance Agency Service Contract,
                    6.375%, 09/15/15..........................................   1,000,000     1,026,250
Baa      BBB      New York State Medical Care Facilities Financing Agency
                    7.35%, 08/15/11...........................................   1,000,000     1,072,500
Aaa      AAA      New York State Medical Care Facilities Financing Agency (FHA
                    Insured), 7.70%, 08/15/00
                    (Pre-refunded)............................................     500,000       565,000
Aa       NR       New York State Medical Care Facilities Finance Agency
                    (SONYMA Insured), 6.00%, 11/02/02.........................     250,000       266,250
Aa       NR       New York State Medical Care Facilities Finance Agency
                    (SONYMA Insured), 6.00%, 11/15/03.........................     500,000       534,375
Aa       AAA      New York State Medical Care Facilities Finance Agency Series
                    C (FHA Insured), 7.70%, 08/15/98 (Pre-refunded)...........      85,000        91,694
Aaa      AAA      New York State Medical Care Facilities Finance
                    Agency -- Aurelia Osborn Fox Memorial Hospital (FSA
                    Insured), 6.50%, 11/01/19.................................     650,000       688,187
Baa      BBB      New York State Medical Care Facilities Finance
                    Agency -- Brookdale Hospital Medical Center,
                    6.85%, 02/15/17...........................................   1,000,000     1,046,250
A        A        New York State Medical Care Facilities Finance
                    Agency -- Good Samaritan Hospital, 7.875%, 11/01/06.......      10,000        10,408
Baa      BBB      New York State Medical Care Facilities Finance Agency -- New
                    York Downtown Hospital, 6.80%, 02/15/20...................     500,000       516,875
Aaa      AAA      New York State Medical Care Facilities Finance Agency -- St.
                    Lukes Hospital (FHA Insured),
                    7.45%, 02/15/00 (Pre-refunded)............................     600,000       665,250
Aa       NR       New York State Mortgage Agency Series B (Pool Insured),
                    6.45%, 04/01/15...........................................   1,000,000     1,025,000
Aa       NR       New York State Mortgage Agency Series BB (FHA Insured),
                    7.85%, 10/01/08...........................................      30,000        31,160
Aa       NR       New York State Mortgage Agency Series E (Pool Insured),
                    8.10%, 10/01/17...........................................      35,000        36,313
NR       BBB+     New York State Municipal Bond Bank Agency -- Buffalo Series
                    A, 6.875%, 03/15/06.......................................   1,000,000     1,073,750
Baa1     BBB      New York State Urban Development Corporation Correctional
                    Facilities (NC), 0.00%, 01/01/08..........................   2,000,000     1,072,500
Aaa      AAA      New York State Urban Development Series C (AMBAC Insured),
                    7.75%, 01/01/98 (Pre-refunded)............................      30,000        31,759
Aaa      AAA      New York State Urban Development Series D (AMBAC Insured),
                    7.75%, 01/01/98 (Pre-refunded)............................      70,000        74,105
Baa      BBB      Oneida-Herkimer New York Solid Waste Management Authority,
                    6.75%, 04/01/14...........................................   1,000,000     1,030,000
NR       A        Onondaga County New York Industrial Revenue Agency, Crouse
                    Irving Series A, 7.90%, 01/01/17..........................   2,000,000     2,205,000
NR       BBB-     Puerto Rico Educational, Medical & Environmental Control
                    Facilities, 5.70%, 08/01/13...............................     250,000       235,000
Baa1     A        Puerto Rico Commonwealth Capital Appreciation, 0.00%,
                    07/01/04..................................................     400,000       274,500
Baa1     A-       Puerto Rico Electric Power Authority Series N, 5.00%,
                    07/01/12..................................................     750,000       700,312
Aa       NR       Schenectady NY Municipal Housing Authority -- Annie Schaffer
                    Senior Center
                    (SONYMA Insured), 6.40%, 05/01/14.........................     650,000       658,937
Aaa      AAA      South Hampton Village New York Series B (NC) (MBIA Insured),
                    7.60%, 09/01/03...........................................     100,000       117,250
A1       A-       Triborough Bridge & Tunnel Authority New York Series B,
                    6.875%, 01/01/15..........................................     500,000       536,875

                      (See Notes to Financial Statements)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED) (CONTINUED)

(UNAUDITED)
RATINGS
----------------
MOODY'S/S&P                        MUNICIPAL BONDS AND NOTES                    PRINCIPAL       VALUE
--------------------------------------------------------------------------------------------------------
Baa      BBB+     Ulster County New York Resource Recovery Agency, 6.00%,
                    03/01/14..................................................  $1,000,000   $   976,250
Aaa      AAA      Valley Central School District New York (GO)(NC)(AMBAC
                    Insured), 7.15%, 06/15/07.................................     625,000       733,594
Aaa      AAA      Watkins Glen New York Central School District (NC) (MBIA
                    Insured), 7.25%, 06/15/04.................................     165,000       190,988
Aaa      AAA      Waverly New York (GO)(NC)(MBIA Insured), 9.05%, 06/15/04....     110,000       140,525
                                                                                             -----------
                  TOTAL INVESTMENTS -- 97.6% (Cost -- $34,413,426)*...........                35,715,170
                  OTHER ASSETS, LESS LIABILITIES -- 2.4%......................                   896,036
                                                                                             -----------
                  NET ASSETS -- 100%..........................................               $36,611,206
                                                                                             ===========

                  * Cost is approximately the same for Federal income tax
                    purposes.

                  OTHER INFORMATION:

                  At December 31, 1996, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:

                  Gross unrealized appreciation...............................               $ 1,609,802
                  Gross unrealized depreciation...............................                  (308,058)
                                                                                             -----------
                  Net unrealized appreciation.................................               $ 1,301,744
                                                                                             ===========


                  Purchases and sales of municipal securities aggregated
                    $2,368,110 and $4,088,780, respectively, for the period ended December 31, 1996.
                  AMBAC   --   AMBAC Indemnity Corporation
                  FHA     --   Federal Housing Administration
                  FSA     --   Financial Security Association
                  GO      --   General Obligation
                  MBIA    --   Municipal Bond Insurance Association
                  NC      --   Non Callable
                  SONYMA  --   State of New York Mortgage Agency


                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $34,413,426)......  $35,715,170
Cash........................................................      331,127
Receivables
  Fund shares sold..........................................        3,121
  Interest..................................................      668,061
  Manager for expense reimbursement.........................       10,153
Other assets................................................       15,068
                                                              -----------
  Total assets..............................................   36,742,700
                                                              -----------
LIABILITIES
Payables
  Distributions to shareholders.............................          399
  Fund shares repurchased...................................       90,799
  Management fee............................................       17,273
  12b-1 service and distribution fees.......................        9,747
  Other payables to related parties.........................        9,487
Other accrued expenses......................................        3,789
                                                              -----------
  Total liabilities.........................................      131,494
                                                              -----------
NET ASSETS..................................................  $36,611,206
                                                              ===========
CLASS A
Net asset value and redemption price per share ($34,145,073
  / 3,463,320 shares outstanding)...........................  $      9.86
                                                              ===========
Maximum offering price per share ($9.86 x 100 / 95.25)*.....  $     10.35
                                                              ===========
CLASS B
Net asset value and offering price per share ($2,466,133 /
  250,106 shares outstanding)**.............................  $      9.86
                                                              ===========
NET ASSETS CONSIST OF:
  Capital paid-in...........................................  $35,404,554
  Accumulated net realized loss on investments..............      (50,907)
  Accumulated net investment loss...........................      (44,185)
  Net unrealized appreciation on investments................    1,301,744
                                                              -----------
NET ASSETS..................................................  $36,611,206
                                                              ===========

 * On sales of more than $100,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME
  Interest..................................................             $1,178,724
                                                                         ----------
EXPENSES
  Management fee............................................  $103,979
  Transfer agent............................................    22,645
  Administrative services fee...............................    18,905
  Custodian fees............................................     2,037
  Blue Sky fees.............................................     6,933
  Auditing and accounting fees..............................    15,963
  Shareholder reports.......................................     2,947
  Fund accounting...........................................    15,360
  Trustees' fees............................................     2,496
  12b-1 service and distribution fees.......................    56,245
  Legal.....................................................    13,869
  Other.....................................................     4,341
                                                                         ----------
                                                                            265,720
  Expenses reimbursed by manager............................                (48,702)
                                                                         ----------
    Net expenses............................................                217,018
                                                                         ----------
NET INVESTMENT INCOME.......................................                961,706
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments..........................                128,508
  Net unrealized appreciation during the period on
    investments.............................................                515,334
                                                                         ----------
    Net gain on investments.................................                643,842
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $1,605,548
                                                                         ==========

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE
                                                               SIX MONTHS      FOR THE
                                                                 ENDED       YEAR ENDED
                                                              DECEMBER 31,    JUNE 30,
                                                              ------------   -----------
                                                                 1996*          1996
                                                              ------------   -----------
DECREASE IN NET ASSETS
Operations
  Net investment income.....................................  $   961,706    $ 2,086,884
  Net realized gain on investments..........................      128,508        310,443
  Net unrealized appreciation (depreciation) during the
    period on investments...................................      515,334       (341,320)
                                                              -----------    -----------
    Net income resulting from operations....................    1,605,548      2,056,007
                                                              -----------    -----------
Class A distributions
  From net investment income................................     (908,938)    (1,940,675)
  In excess of net investment income........................      (97,546)            --
                                                              -----------    -----------
    Total distributions to Class A shareholders.............   (1,006,484)    (1,940,675)
                                                              -----------    -----------
Class B distributions
  From net investment income................................      (52,768)       (72,015)
  In excess of net investment income........................       (5,322)            --
                                                              -----------    -----------
    Total distributions to Class B shareholders.............      (58,090)       (72,015)
                                                              -----------    -----------
Fund share transactions (Note 5)
  Class A...................................................   (1,894,330)    (4,808,441)
  Class B...................................................      254,257        749,118
                                                              -----------    -----------
    Net decrease resulting from Fund share transactions.....   (1,640,073)    (4,059,323)
                                                              -----------    -----------
TOTAL DECREASE IN NET ASSETS................................   (1,099,099)    (4,016,006)
NET ASSETS
  Beginning of period.......................................   37,710,305     41,726,311
                                                              -----------    -----------
  END OF PERIOD.............................................  $36,611,206    $37,710,305
                                                              ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)....................  $   (44,185)   $    58,683
                                                              ===========    ===========

* Unaudited.

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                                                      FOR THE SIX
CLASS A                                              MONTHS ENDED
                                                     DECEMBER 31,                     FOR THE YEAR ENDED JUNE 30,
                                                     -------------    -----------------------------------------------------------
                                                         1996*         1996         1995         1994         1993         1992
SELECTED PER SHARE DATA                              -------------    -------      -------      -------      -------      -------
Net asset value, beginning of the period...........     $  9.72       $  9.72      $  9.50      $ 10.10      $  9.96      $  9.56
                                                        -------       -------      -------      -------      -------      -------
  Income from investment operations
  Net investment income(a).........................         .25           .51          .48          .56          .58          .51
  Net realized and unrealized gain (loss) on
    investments....................................         .17          (.02)         .24         (.49)         .38          .62
                                                        -------       -------      -------      -------      -------      -------
    Total from investment operations...............         .42           .49          .72          .07          .96         1.13
                                                        -------       -------      -------      -------      -------      -------
  Less distributions
  From net investment income.......................         .25           .49          .48          .56          .58          .51
  In excess of net investment income...............         .03            --          .02           --           --          .09
  From net realized gain...........................          --            --           --          .11          .24          .13
                                                        -------       -------      -------      -------      -------      -------
    Total distributions............................         .28           .49          .50          .67          .82          .73
                                                        -------       -------      -------      -------      -------      -------
Net asset value, end of period.....................     $  9.86       $  9.72      $  9.72      $  9.50      $ 10.10      $  9.96
                                                        =======       =======      =======      =======      =======      =======
Total return(%)(b).................................        4.39(d)       5.11(b)      7.93(b)       .58(b)     10.07(b)     12.15(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...........     $34,145       $35,533      $40,290      $42,329      $42,187      $32,755
Ratio of expenses to average net assets
  With expense reimbursement(%)(c).................        1.10(e)       1.12         1.10         1.10         1.10         1.10
  Without expense reimbursement(%)(c)..............        1.36(e)       1.33         1.24         1.21         1.29         1.25
Ratio of net investment income to average net
  assets(%)(a).....................................        5.13(e)       5.19         5.12         5.59         5.81         5.66
Portfolio turnover rate(%).........................           6            35           59           44           87           24

                                                                                                              FOR THE PERIOD
                                                               FOR THE SIX              FOR THE                APRIL 1, 1994
CLASS B                                                       MONTHS ENDED             YEAR ENDED            (COMMENCEMENT) TO
                                                              DECEMBER 31,              JUNE 30,                 JUNE 30,
                                                              -------------      ----------------------      -----------------
                                                                  1996*           1996          1995               1994
SELECTED PER SHARE DATA                                       -------------      ------      ----------      -----------------
Net asset value, beginning of the period....................     $ 9.72          $ 9.72        $ 9.50              $9.65
                                                                 ------          ------        ------              -----
  Income from investment operations
  Net investment income(a)..................................        .22             .44           .41                .10
  Net realized and unrealized gain (loss) on investments....        .16            (.02)          .24               (.08)
                                                                 ------          ------        ------              -----
    Total from investment operations........................        .38             .42           .65                .02
                                                                 ------          ------        ------              -----
  Less distributions
  From net investment income................................        .22             .42           .41                .14
  In excess of net investment income........................        .02              --           .02                 --
  From net realized gain....................................         --              --            --                .03
                                                                 ------          ------        ------              -----
    Total distributions.....................................        .24             .42           .43                .17
                                                                 ------          ------        ------              -----
Net asset value, end of period..............................     $ 9.86          $ 9.72        $ 9.72              $9.50
                                                                 ======          ======        ======              =====
Total return(%).............................................       3.96(d)         4.37(b)       7.14(b)             .20(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $2,466          $2,178        $1,436              $ 869
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................       1.81(e)         1.87          1.85               1.85(e)
  Without expense reimbursement(%)(c).......................       2.07(e)         2.08          1.99               1.96(e)
Ratio of net investment income to average net                                      4.44
  assets(%)(a)..............................................       4.42(e)                       4.37               4.84(e)
Portfolio turnover rate(%)..................................          6              35            59                 44

(a) Net investment income is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Beginning in July 1995, total expenses include any fees paid indirectly. The ratio of expenses to average net assets with expense reimbursement has been restated for the year ended June 30, 1996.
(d) Total return represents aggregate total return and does not reflect a sales charge.
(e)    Annualized.
 *     Unaudited.


                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Mackenzie New York Municipal Fund (the Fund) is a diversified series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of valuation based upon a matrix system (which considers factors such as security prices, yields, maturities and ratings), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from securities transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $179,000 as of June 30, 1996 which may be applied against any realized net taxable gains of each succeeding fiscal year until fully realized or until the expiration date, whichever occurs first. The carryforward expires $171,000 in 2003 and $8,000 in 2004.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly and net realized capital gains, if any, are declared in June and December. An additional distribution may be declared if necessary to avoid the payment of a four percent Federal excise tax.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the six months ended December 31, 1996, custody fees were not reduced under this arrangement.

2. RELATED PARTIES

     Mackenzie Investment Management, Inc. (MIMI) is the Manager and Investment Adviser of the Fund. For its services, MIMI receives a fee monthly at the annual rate of .55% of the Fund's average net assets.

     Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
 .85% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     MIMI also provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended December 31, 1996, the net amount of underwriting discount retained by IMDI was $3,242.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $44,301 and $11,944 for Class A and Class B, respec-tively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $21,649 and $996 for Class A and Class B, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of New York securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

5. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                                   SIX MONTHS ENDED            YEAR ENDED
                                  DECEMBER 31, 1996          JUNE 30, 1996
                                ----------------------   ----------------------
CLASS A                          SHARES      AMOUNT       SHARES      AMOUNT
-------                         --------   -----------   --------   -----------
Sold..........................   106,539   $ 1,031,597    150,497   $ 1,481,105
Issued on reinvestment of
 distributions................    62,437       610,104    118,551     1,162,655
Repurchased...................  (361,214)   (3,536,031)  (758,400)   (7,452,201)
                                --------   -----------   --------   -----------
Net decrease..................  (192,238)  $(1,894,330)  (489,352)  $(4,808,441)
                                ========   ===========   ========   ===========

                                   SIX MONTHS ENDED            YEAR ENDED
                                  DECEMBER 31, 1996          JUNE 30, 1996
                                ----------------------   ----------------------
CLASS B                          SHARES      AMOUNT       SHARES      AMOUNT
-------                         --------   -----------   --------   -----------
Sold..........................    27,654   $   270,588     90,800   $   891,763
Issued on reinvestment of
 distributions................     3,827        37,426      4,201        41,183
Repurchased...................    (5,460)      (53,757)   (18,664)     (183,828)
                                --------   -----------   --------   -----------
Net increase..................    26,021   $   254,257     76,337   $   749,118
                                ========   ===========   ========   ===========

03MCNYX123196